Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Opening balance		$ 49,431	$ 5,662
Additions	[1],[2]	15,987	49,295
Amortization		(6,533)	(5,526)
Total		$ 58,885	$ 49,431

[1]	As of December 31, 2024, the charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.
[2]	During the first quarter of 2025, the charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.